Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	48.65
Maximum Aggregate Offering Price	$ 243,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,241.58
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of the Registrant's Class B common stock as may become issuable under the Molson Coors Beverage Company Incentive Compensation Plan (the "Plan") upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. The shares being registered consist of 5,000,000 shares available under the Plan pursuant to an increase under the Plan that became effective on May 14, 2025. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The price of $48.65 per share represents the average of the high and low prices of the Registrant's Class B common stock as reported by the New York Stock Exchange on July 31, 2025.